Reserves (Details) - GBP (£) £ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reserves within equity [line items]
Total Reserves		£ 5,383	£ 6,051	£ 1,898
Barclays Bank PLC [member]
Disclosure of reserves within equity [line items]
Total Reserves		3,808	4,295	£ 933
Currency translation reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves		3,054	3,051
Currency translation reserve [member] | Barclays Bank PLC [member]
Disclosure of reserves within equity [line items]
Total Reserves		3,084	3,054
Available for sale reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves		364	(74)
Available for sale reserve [member] | Barclays Bank PLC [member]
Disclosure of reserves within equity [line items]
Total Reserves		396	(22)
Cash flow hedging reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves		1,161	2,105
Cash flow hedging reserve [member] | Barclays Bank PLC [member]
Disclosure of reserves within equity [line items]
Total Reserves		184	954
Own credit reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves	[1]	(179)	0
Own credit reserve [member] | Barclays Bank PLC [member]
Disclosure of reserves within equity [line items]
Total Reserves	[2]	(179)	0
Other reserves and treasury shares [member]
Disclosure of reserves within equity [line items]
Total Reserves		983	969
Other reserves and treasury shares [member] | Barclays Bank PLC [member]
Disclosure of reserves within equity [line items]
Total Reserves		£ 323	£ 309

[1]

As at 31 December 2017, the amount of own credit recognised in the Group’s other comprehensive income was a debit balance of £ 179 m. Upon adoption of IFRS 9, an opening debit balance of £ 175 m was recognized, with a further £ 4 m loss (net of tax) recorded during 2017 .

[2]

As at 31 December 2017, the amount of own credit recognized in the Group’s other comprehensive income was a debit balance of £ 179 m . Upon adoption of IFRS 9, an opening debit balance of £ 175 m was recognized, with a further £ 4 m loss (net of tax) recorded during 2017.